Description of Business	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Accounting Policies [Abstract]
Description of Business

Note 1 – Description of Business

InnovaQor, Inc. (which changed its name from VisualMED Clinical Solutions Corporation in September 2021) (“InnovaQor” or the “Company”) was incorporated in the State of Nevada on September 7, 1999. Its business plan involves the distribution of medical software. It was primarily involved in activities related to the distribution of medical software through associated companies to which it has granted operating and distribution licenses.

On June 25, 2021, Rennova Health, Inc. (“Rennova”), a public reporting company, sold all the shares of stock of its subsidiaries, HTS and AMSG, to InnovaQor.

In consideration for the shares of HTS and AMSG (HTS Group) and the elimination of inter-company debt between Rennova and HTS and AMSG, InnovaQor issued to Rennova 14,000 shares of its Series B Convertible Redeemable Preferred Stock (the “Series B Preferred Stock”). The number of shares of Series B Preferred Stock was subject to a post-closing adjustment which resulted in an additional 950 shares of Series B Preferred Stock due Rennova, which were issued in September 2021. Each share of Series B Preferred Stock has a stated value of $1,000 and is convertible into that number of shares of InnovaQor’s common stock equal to the product of the stated value divided by 90% of the average closing price of InnovaQor’s common stock during the 10 trading days immediately prior to the conversion date. Conversion of the Series B Preferred Stock, however, is subject to the limitation that no conversion can be made to the extent the holder’s beneficial interest (as defined pursuant to the terms of the Series B Preferred Stock) in the common stock of InnovaQor would exceed 4.99%. The shares of Series B Preferred Stock may be redeemed by InnovaQor upon payment of the stated value of the shares plus any declared and unpaid dividends

On June 9, 2021, InnovaQor issued 1,000 shares of Series A Supermajority Voting Preferred Stock (the “Series A Preferred Stock”) to the then CEO of the Company, Mr. Gerard Dab in exchange for $300,000 owed to Mr. Dab. The Series A Preferred Stock has the right to the number of votes equal to 51% of the votes entitled to be cast at a meeting or to vote by written consent, meaning the owner of the Series A Preferred Stock has voting control of the Company. Mr. Dab was a party to an agreement whereby he committed to transfer the Series A Preferred Stock to Epizon Limited, a Nassau, Bahamas, based management consulting company. No financial consideration was received by Mr. Dab for the transfer of his shares and these shares had a fair market value of $100, as of the date of acquisition. Seamus Lagan, the Chief Executive Officer of Rennova Health, Inc., the company we ultimately completed a transaction with, is also the managing director of Epizon Limited. The conditions of the Epizon agreement to which Mr. Dab was a party have been met and the transfer of shares of Series A Preferred Stock to Epizon has been completed. The terms of the agreement between Mr. Dab and Epizon had certain conditions including a condition that within 120 days after a transaction was completed by VisualMED, subject to there not being any dispute or efforts to unwind the transaction, then Mr. Dab would deliver the Preference A shares owed by him, to Epizon. Epizon Limited will be able to exercise control over all matters submitted for stockholder approval.

InnovaQor issued 200 shares of Series C Convertible Redeemable Preferred Stock (the “Series C Preferred Stock”) to InnovaQor’s former CEO, Mr. Gerard Dab in exchange for $200,000 owed to him. Additionally, Mr. Dab returned 14,465,259 shares of Common Stock in InnovaQor for cancellation.

The goal of the Company is to develop and deliver a technology-based communication platform to a broad range of healthcare professionals and businesses using a subscription revenue model with added value bolt on services.

InnovaQor has six wholly-owned subsidiaries that provide medical support services primarily to clinical laboratories, corporate operations, rural hospitals, physician practices and behavioral health/substance abuse centers.

Health Technology Solutions, Inc. (“HTS”): HTS provides information technology and software solutions to our subsidiaries and outside medical service providers. HTS provides vCIO, IT managed services and data analytics dashboards to our subsidiaries and outside medical service providers. HTS operates from the corporate offices in West Palm Beach, Florida. HTS is actively conducting business operations servicing Rennova, the former parent company.

Medical Mime, Inc. (“Mime”): Mime was formed on May 9, 2014. It specializes in electronic health records (EHR) software and subscription services for the behavioral health and rehabilitation market segments. It currently serves nine behavioral health/substance abuse facilities Mime is actively conducting business and seeking new business.

ClinLab, Inc. (“ClinLab”): ClinLab develops and markets laboratory information management systems to mid-size clinical laboratories. It currently services 13 clinical laboratories across the country. ClinLab is actively conducting business and seeking new business.

AMSG owns CollabRx, Inc. (“CollabRx”) and Genomas, Inc. (“Genomas”), each of which is an inactive operation.

Genomas operated a diagnostics lab until December 31, 2019 and was focused solely on the pharmacogenomics technology and platform, MedTuning, to interpret diagnostics outcomes and translate these outcomes into easily usable information to indicate the effectiveness of medications for a patient. This solution would require minimum effort to be back in operation. CollabRx owns a technology platform and database for interpreting diagnostics outcomes from cancer patients and can match the result to known treatments and or clinical trials. This solution has been dormant for a number of years and to be viable in the marketplace will require updates to the technology and the database.

Each of the subsidiaries is wholly owned by the Company and complements each other, allowing for cross selling of products and services. The Company believes the current solutions will become an added value option to a technology-based communication platform to a broad range of healthcare professionals and businesses using a subscription revenue model with added value bolt on services, the Company plans to develop.

Existing products offered by the Company’s subsidiaries are as follows:

 “Medical Mime” is a custom built, cloud based, electronic health record which meets the needs of substance abuse treatment and behavioral health providers. Medical Mime’s specialized clinical workflow provides intuitive prompts for symptoms and enables you to quickly select problems and create master treatment plans with goals, objectives, and interventions. Medical Mime provides best-in-class patient lifecycle management for Behavioral Health/Substance Abuse (BH/SA) treatment centers. From pre-admission to billing and aftercare, Medical Mime is an electronic health record and patient management software that seamlessly integrates into the natural workflow of day-to-day operations.

“M2Pro” is a custom built, cloud based, electronic health record for ambulatory physician practices that meets meaningful use stage 2 and no further. Its unique dictation services further automate the workflow process for physicians allowing them to focus on their continuum of patient care.

“ClinLab” is a turnkey client/server lab information system for mid-range laboratories. ClinLab supports interfaces to all major reference labs and the ClinLab team can provide an interface to any system with that capability. ClinLab also features an optional EHR package which enables interfacing with the most popular EHR systems allowing lab test results to integrate seamlessly into a provider’s EHR for an improved patient record and to fulfill the federal government requirements.

“Qira” is our healthcare business analytics tool powered by PowerBI. It is a culmination of healthcare financial and revenue cycle management plus clinical operations oversight needs. It aggregates data from multiple healthcare systems to produce a single source business intelligence tool with executive level daily briefing to deep dive operational management of claims and operational efficiencies. There are many other analytical services available that customize solutions but none that have a proven template for success. Our competitive advantage comes from having created these tools to identify the deficiencies in the real world for the former parent Rennova from its former national laboratory operations to its more recent rural hospitals.

“vCIO Services”. Based on the skills and experience inherent within InnovaQor and resulting from work undertaken on behalf of the former parent, Rennova, InnovaQor offers a range of CIO services centered on our ability to link IT systems to business objectives combined with our knowledge of technology trends likely to impact our sector. The CIO services would include (but not be limited to):

●	Program and Project Management
●	Business Continuity and Disaster Recovery
●	Security Services
●	Business Intelligence and Analytics
●	Network Infrastructure Management
●	Helpdesk Provision

“MedTuning” utilizes proprietary biomarkers, treatment algorithms, and a web-based interactive physician portal delivery system to provide clinical decision support for physicians and personalized drug treatment for patients. Products are DNA-guided to improve the therapeutic benefit of widely used prescription drugs while also reducing the risk of significant side effects for patients.

Medical Informatics: Our technology platform, proprietary algorithms and physician interface portal can be extended to a wide range of drug categories.

Research and Development: Technology platform applicable to numerous disease states; current pipeline in mental health, pain management, cardiovascular and diabetes.

“Advantage” is a proprietary HIPAA compliant software developed to eliminate the need for paper requisitions by providing an easy to use and efficient web-based system that lets customers securely place lab orders, track samples and view test reports in real time from any web-enabled laptop, notepad or smart phone.

In the coming year we plan to develop, acquire or license and offer a telehealth solution through corporate partnerships in the emerging health technology sector.

Note 1 – Description of Business

InnovaQor, Inc. (which changed its name from VisualMED Clinical Solutions Corporation in September 2021) (“InnovaQor” or the “Company”) was incorporated in the State of Nevada on September 7, 1999. Its business plan involves the distribution of medical software. It was primarily involved in activities related to the distribution of medical software through associated companies to which it has granted operating and distribution licenses.

The Company was previously a reporting company and had reporting obligations from the time of filing a form 8-A12G on September 27, 2001 to January 20, 2011 when it filed a form 15 to suspend its reporting obligation. The Company suspended its obligation to report under the Exchange Act on January 20, 2011 because it was not financially viable at that time to meet the accounting and legal requirements and costs to remain reporting.

On June 25, 2021, Rennova Health, Inc. (“Rennova”), a public reporting company, sold all the shares of stock of its subsidiaries, HTS and AMSG, to InnovaQor.

In consideration for the shares of HTS and AMSG and the elimination of inter-company debt between Rennova and HTS and AMSG, InnovaQor issued to Rennova 14,000 shares of its Series B Convertible Redeemable Preferred Stock (the “Series B Preferred Stock”). The number of shares of Series B Preferred Stock issuable was subject to a post-closing adjustment which resulted in an additional 950 shares of Series B Preferred Stock due Rennova, which were issued in September 2021. Each share of Series B Preferred Stock has a stated value of $1,000 and is convertible into that number of shares of InnovaQor’s common stock equal to the product of the stated value divided by 90% of the average closing price of InnovaQor’s common stock during the 10 trading days immediately prior to the conversion date. Conversion of the Series B Preferred Stock, however, is subject to the limitation that no conversion can be made to the extent the holder’s beneficial interest (as defined pursuant to the terms of the Series B Preferred Stock) in the common stock of InnovaQor would exceed 4.99%. The shares of Series B Preferred Stock may be redeemed by InnovaQor upon payment of the stated value of the shares plus any accrued declared and unpaid dividends.

On June 9, 2021, InnovaQor issued 1,000 shares of Series A Supermajority Voting Preferred Stock (the “Series A Preferred Stock”) to the then CEO of the Company, Mr. Gerard Dab in exchange for $300,000 owed to Mr. Dab. The Series A Preferred Stock has the right to the number of votes equal to 51% of the votes entitled to be cast at a meeting or to vote by written consent, meaning the owner of the Series A Preferred Stock has voting control of the Company. Mr. Dab was a party to an agreement whereby he committed to transfer the Series A Preferred Stock to Epizon Limited, a Nassau, Bahamas, based management consulting company. No financial consideration was received by Mr. Dab for the transfer of his shares and these shares had a fair market value of $100, as of the date of acquisition. Seamus Lagan, the Chief Executive Officer of Rennova Health, Inc., the company we ultimately completed a transaction with, is also the managing director of Epizon Limited. The conditions of the Epizon agreement to which Mr. Dab was a party have been met and the transfer of shares of Series A Preferred Stock to Epizon has been completed. The terms of the agreement between Mr. Dab and Epizon had certain conditions including a condition that within 120 days after a transaction was completed by VisualMED, subject to there not being any dispute or efforts to unwind the transaction, then Mr. Dab would deliver the Preference A shares owed by him, to Epizon. Epizon Limited will be able to exercise control over all matters submitted for stockholder approval.

InnovaQor issued 200 shares of Series C Convertible Redeemable Preferred Stock (the “Series C Preferred Stock”) to InnovaQor’s former CEO, Mr. Gerard Dab in exchange for $200,000 owed to him. Additionally, Mr. Dab returned 14,465,259 shares of Common Stock in InnovaQor for cancellation.

The goal of the Company is to develop and deliver a technology-based communication platform to a broad range of healthcare professionals and businesses using a subscription revenue model with added value bolt on services.

InnovaQor has six wholly-owned subsidiaries that provide medical support services primarily to clinical laboratories, corporate operations, rural hospitals, physician practices and behavioral health/substance abuse centers.

Health Technology Solutions, Inc. (“HTS”): HTS provides information technology and software solutions to our subsidiaries and outside medical service providers. HTS provides vCIO, IT managed services and data analytics dashboards to our subsidiaries and outside medical service providers. HTS operates from the corporate offices in West Palm Beach, Florida. HTS is actively conducting business operations servicing Rennova, the former parent company.

Medical Mime, Inc. (“Mime”): Mime was formed on May 9, 2014. It specializes in electronic health records (EHR) software and subscription services for the behavioral health and rehabilitation market segments. It currently serves nine behavioral health/substance abuse facilities. Mime is actively conducting business and seeking new business.

ClinLab, Inc. (“ClinLab”): ClinLab develops and markets laboratory information management systems to mid-size clinical laboratories. It currently services 13 clinical laboratories across the country. ClinLab is actively conducting business and seeking new business.

AMSG owns CollabRx, Inc. (“CollabRx”) and Genomas, Inc. (“ Genomas”), each of which is an inactive operation.

Genomas operated a diagnostics lab until December 31, 2019, and was focused solely on the pharmacogenomics technology and platform, MedTuning, to interpret diagnostics outcomes and translate these outcomes into easily usable information to indicate the effectiveness of medications for a patient. This solution would require minimum effort to be back in operation. CollabRx owns a technology platform and database for interpreting diagnostics outcomes from cancer patients and can match the result to known treatments and or clinical trials. This solution has been dormant for a number of years and to be viable in the marketplace will require updates to the technology and the database.

Each of the subsidiaries is wholly owned by the Company and complements each other, allowing for cross selling of products and services. Health Technology Solutions, Medical Mime and ClinLab are conducting business operations and are revenue generating companies. AMSG, CollabRx and Genomas are currently inactive companies. The Company believes the current solutions will become an added value option to a technology-based communication platform to a broad range of healthcare professionals and businesses using a subscription revenue model with added value bolt on services the Company plans to develop.

Existing products offered by the Company’s subsidiaries are as follows:

 “Medical Mime” is a custom built, cloud based, electronic health record which meets the needs of substance abuse treatment and behavioral health providers. Medical Mime’s specialized clinical workflow provides intuitive prompts for symptoms and enables you to quickly select problems and create master treatment plans with goals, objectives, and interventions. Medical Mime provides best-in-class patient lifecycle management for Behavioral Health/Substance Abuse (BH/SA) treatment centers. From pre-admission to billing and aftercare, Medical Mime is an electronic health record and patient management software that seamlessly integrates into the natural workflow of day-to-day operations.

“M2Pro” is a custom built, cloud based, electronic health record for ambulatory physician practices that meets meaningful use stage 2 and no further. Its unique dictation services further automate the workflow process for physicians allowing them to focus on their continuum of patient care.

“ClinLab” is a turnkey client/server lab information system for mid-range laboratories. ClinLab supports interfaces to all major reference labs and the ClinLab team can provide an interface to any system with that capability. ClinLab also features an optional EHR package which enables interfacing with the most popular EHR systems allowing lab test results to integrate seamlessly into a provider’s EHR for an improved patient record and to fulfill the federal government requirements.

“Qira” is our healthcare business analytics tool powered by PowerBI. It is a culmination of healthcare financial and revenue cycle management plus clinical operations oversight needs. It aggregates data from multiple healthcare systems to produce a single source business intelligence tool with executive level daily briefing to deep dive operational management of claims and operational efficiencies. There are many other analytical services available that customize solutions but none that have a proven template for success. Our competitive advantage comes from having created these tools to identify the deficiencies in the real world for the former parent Rennova from its former national laboratory operations to its more recent rural hospitals.

“vCIO Services”. Based on the skills and experience inherent within InnovaQor and resulting from work undertaken on behalf of the former parent, Rennova, InnovaQor offers a range of CIO services centered on our ability to link IT systems to business objectives combined with our knowledge of technology trends likely to impact our sector. The CIO services would include (but not be limited to):

●	Program and Project Management
●	Business Continuity and Disaster Recovery
●	Security Services
●	Business Intelligence and Analytics
●	Network Infrastructure Management
●	Helpdesk Provision

“MedTuning” utilizes proprietary biomarkers, treatment algorithms, and a web-based interactive physician portal delivery system to provide clinical decision support for physicians and personalized drug treatment for patients. Products are DNA-guided to improve the therapeutic benefit of widely used prescription drugs while also reducing the risk of significant side effects for patients.

Medical Informatics: Our technology platform, proprietary algorithms and physician interface portal can be extended to a wide range of drug categories.

Research and Development: Technology platform applicable to numerous disease states; current pipeline in mental health, pain management, cardiovascular and diabetes.

“Advantage” is a proprietary HIPAA compliant software developed to eliminate the need for paper requisitions by providing an easy to use and efficient web-based system that lets customers securely place lab orders, track samples and view test reports in real time from any web-enabled laptop, notepad or smart phone.

In the coming year we plan to develop, acquire or license and offer a telehealth solution through corporate partnerships in the emerging health technology sector.